Risk Management - Summary of Maturity Analysis for Non Derivative Financial Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		₩ 138,002,832	₩ 91,950,482
Lease liabilities		4,612,352	4,928,988
Trade and other payables		13,459,320	9,739,421
Financial guarantee contracts	[1]	3,776,060	3,718,015
Non-derivative financial liabilities, undiscounted cash flows		159,850,564	110,336,906
Financial guarantee liabilities		67,240	80,841
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		26,157,747	15,833,589
Lease liabilities		639,756	620,121
Trade and other payables		11,369,512	7,569,869
Financial guarantee contracts	[1]	105,091	435,729
Non-derivative financial liabilities, undiscounted cash flows		38,272,106	24,459,308
1~2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		27,367,577	11,229,657
Lease liabilities		657,210	636,724
Trade and other payables		347,563	777,017
Financial guarantee contracts	[1]	54,310	0
Non-derivative financial liabilities, undiscounted cash flows		28,426,660	12,643,398
2~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		47,361,676	28,663,693
Lease liabilities		1,390,374	1,521,421
Trade and other payables		1,008,133	725,231
Financial guarantee contracts	[1]	3,495,437	3,105,599
Non-derivative financial liabilities, undiscounted cash flows		53,255,620	34,015,944
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		37,115,832	36,223,543
Lease liabilities		1,925,012	2,150,722
Trade and other payables		734,112	667,304
Financial guarantee contracts	[1]	121,222	176,687
Non-derivative financial liabilities, undiscounted cash flows		₩ 39,896,178	₩ 39,218,256

[1]	This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2021 and 2022 are ￦80,841 million and ￦67,240 million, respectively.